VESSELS UNDER CAPITAL LEASE, NET 4 (Details) shares in Millions	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	May 31, 2016 USD ($)	May 31, 2015 vessel	Dec. 31, 2016 USD ($) vessel	Sep. 30, 2016 USD ($) capital_lease	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Feb. 29, 2016 shares	Nov. 30, 2015 vessel	Jul. 01, 2015 USD ($) shares	Jun. 30, 2015 USD ($)
Leases, Schedule of Leased Assets [Line Items]
Lease Termination Probability				100.00%	25.00%
Contingent Rental Income (Expense)							$ 18,621,000	$ 0	$ 0
Number of Leased Vessels Impaired | capital_lease					3
Profit share expense							50,900,000
Capital Leases, Income Statement, Interest Expense							35,400,000	3,400,000
Gain (Loss) on Contract Termination							$ 89,000	$ 0	0
Total vessels leased in on long-term time charters | vessel				13			13	15
Remaining periods on these leases, minimum (in years)							4 years
Remaining periods on these leases, maximum (in years)							10 years
Management fee income												$ 6,500
Profit share expense percentage												25.00%
Contingent rental expense payable				$ 159,900,000			$ 159,900,000
Capital Lease Obligations				422,600,000			422,600,000
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year				$ 262,700,000			$ 262,700,000
Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				12			12
Impairment of assets under capital lease					$ 8,900,000
Management fee income												$ 9,000
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Contingent Rental Income (Expense)							$ 18,621,000	$ 0	$ 0
Profit share expense							$ 50,900,000
Total vessels leased in on long-term time charters | vessel								14			15
Number of vessels acquired on merger | vessel								14
Remaining periods on these leases, minimum (in years)							4 years
Remaining periods on these leases, maximum (in years)							10 years
Management fee income												$ 9,000	$ 6,500
Number of shares issued | shares										11.0		11.0
Profit share expense percentage												50.00%	25.00%
Cash buffer per vessel							$ 2,000,000	$ 2,000,000
Contingent rental expense payable				$ 12,200,000			12,200,000	$ 20,600,000
VLCC Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Contract Termination							$ 2,800,000
Number of leases vessels with amended terms | vessel			12
Daily hire payable												$ 20,000
VLCC Vessels [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				10			10
Number of leases vessels with amended terms | vessel			12
Daily hire payable												20,000
Suezmax Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Number of leases vessels with amended terms | vessel			5
Daily hire payable												15,000
Suezmax Vessels [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time charters | vessel				2			2
Number of leases vessels with amended terms | vessel			5
Daily hire payable												$ 15,000
Front Vanguard [Member] | VLCC Vessels [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Contract Termination					100,000	$ 100,000
Impairment of assets under capital lease						$ 7,300,000
Related party, Lease termination payments paid		$ 400,000
Front Century [Member] | Ship Finance Leased Vessels [Member]
Leases, Schedule of Leased Assets [Line Items]
Impairment of assets under capital lease				$ 27,300,000	$ 5,600,000
Front Century [Member] | Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Related party, Lease termination payments paid				$ 4,000,000
Subsequent Event [Member] | Front Century [Member]
Leases, Schedule of Leased Assets [Line Items]
Gain (Loss) on Contract Termination	$ 20,300,000